Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	BRANDES INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000926678
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
Brandes Institutional Global Equity Fund (Prospectus Summary) | Brandes Institutional Global Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVIX
Brandes Institutional Global Equity Fund (Prospectus Summary) | Brandes Institutional Global Equity Fund | Class E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVEX
Brandes Institutional Global Equity Fund (Prospectus Summary) | Brandes Institutional Global Equity Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVSX
Brandes Institutional International Equity Fund (Prospectus Summary) | Brandes Institutional International Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIIEX
Brandes Institutional International Equity Fund (Prospectus Summary) | Brandes Institutional International Equity Fund | Class E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIEEX
Brandes Institutional International Equity Fund (Prospectus Summary) | Brandes Institutional International Equity Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIISX
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMIX
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMSX
Brandes International Small Cap Fund (Prospectus Summary) | Brandes International Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BISMX
Brandes International Small Cap Fund (Prospectus Summary) | Brandes International Small Cap Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BISSX
Brandes Institutional Core Plus Fixed Income Fund (Prospectus Summary) | Brandes Institutional Core Plus Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCPIX
Brandes Institutional Core Plus Fixed Income Fund (Prospectus Summary) | Brandes Institutional Core Plus Fixed Income Fund | Class E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCPEX
Brandes Institutional Core Plus Fixed Income Fund (Prospectus Summary) | Brandes Institutional Core Plus Fixed Income Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCPSX
Brandes Separately Managed Account Reserve Trust (Prospectus Summary) | Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMARX